Annual Fund Operating Expenses - American Century ETF Trust - American Century Emerging Markets Insights ETF - American Century Emerging Markets Insights ETF Class	Sep. 15, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.59%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.